Segment Reporting - Schedule of net loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 1,007	$ 549	$ 1,554	$ 3,856
Cost of sales	327	306	579	3,656
Net interest (income)/expense	399	(229)
Fair value changes and financing charges	109,530	8,166
Net loss	$ (147,761)	$ (16,743)	(61,195)	(87,589)
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenues			1,554	3,856
Cost of sales			579	3,656
Employee costs			31,981	23,773
Technology costs			4,694	2,693
Depreciation and amortization			886	2,040
Net interest (income)/expense			(1,903)	255
Fair value changes and financing charges			16,187	49,454
Other segment items (a)			10,325	9,574
Net loss			$ (61,195)	$ (87,589)